Consolidated Statements of Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Jun. 29, 2013	Jun. 30, 2012	Jul. 02, 2011
Continuing Operations
Net sales	$ 3,920	$ 3,958	$ 3,884
Cost of sales	2,758	2,857	2,721
Selling, General and Administrative Expense	855	930	883
Net charges for exit activities, asset and business dispositions	9	81	38
Impairment charges	1	14	15
Operating income	297	76	227
Interest expense	48	77	92
Interest income	(7)	(5)	(5)
Debt extinguishment costs	0	39	55
Income (loss) from continuing operations before income taxes	256	(35)	85
Income tax expense (benefit)	72	(15)	27
Income (loss) from continuing operations	184	(20)	58
Discontinued operations
Income from discontinued operations net of tax expense (benefit) of $(8), $(603) and $82	15	463	483
Gain on sale of discontinued operations, net of tax expense of $15, $367 and $573	53	405	731
Net income from discontinued operations	68	868	1,214
Net income (loss)	252	848	1,272
Less: Income from noncontrolling interests, net of tax
Discontinued operations	0	3	9
Net income attributable to Hillshire Brands	252	845	1,263
Amounts attributable to Hillshire Brands:
Net income (loss) from continuing operations	184	(20)	58
Net income from discontinued operations	68	865	1,205
Net income attributable to Hillshire Brands	$ 252	$ 845	$ 1,263
Earnings per share of common stock Basic
Income (loss) from continuing operations	$ 1.50	$ (0.16)	$ 0.47
Net income	$ 2.05	$ 7.13	$ 10.16
Diluted
Income (loss) from continuing operations	$ 1.49	$ (0.16)	$ 0.46
Net income	$ 2.04	$ 7.13	$ 10.11